Pioneer Mid Cap Value Fund
Schedule of Investments  |  January 31, 2022

A: PCGRX	C: PCCGX	K: PMCKX	R: PCMRX	Y: PYCGX

Schedule of Investments  |  1/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 95.7% of Net Assets
	Aerospace & Defense — 1.0%
169,609	Spirit AeroSystems Holdings, Inc., Class A	$ 7,433,962
	Total Aerospace & Defense	$7,433,962
	Auto Components — 1.0%
170,753	BorgWarner, Inc.	$ 7,487,519
	Total Auto Components	$7,487,519
	Banks — 11.2%
257,826	Citizens Financial Group, Inc.	$ 13,270,304
139,732	East West Bancorp, Inc.	12,064,461
66,989	First Republic Bank	11,628,621
114,478	M&T Bank Corp.	19,390,284
160,148	Popular, Inc.	14,280,397
254,060	Zions Bancorp N.A.	17,230,349
	Total Banks	$87,864,416
	Building Products — 1.4%
64,645	Trane Technologies PLC	$ 11,190,049
	Total Building Products	$11,190,049
	Capital Markets — 1.0%
41,809	Nasdaq, Inc.	$ 7,492,591
	Total Capital Markets	$7,492,591
	Chemicals — 3.8%
68,918	Celanese Corp.	$ 10,731,222
174,790	Mosaic Co.	6,982,860
78,675	PPG Industries, Inc.	12,289,035
	Total Chemicals	$30,003,117
	Communications Equipment — 1.3%
43,994	Motorola Solutions, Inc.	$ 10,203,968
	Total Communications Equipment	$10,203,968
	Containers & Packaging — 4.1%
36,773	Crown Holdings, Inc.	$ 4,206,831
635,373	Graphic Packaging Holding Co.	12,014,903
228,228	Sealed Air Corp.	15,501,246
	Total Containers & Packaging	$31,722,980
	Distributors — 1.6%
226,009	LKQ Corp.	$ 12,405,634
	Total Distributors	$12,405,634
1Pioneer Mid Cap Value Fund |  | 1/31/22

Shares		Value
	Electric Utilities — 1.5%
197,800	Exelon Corp.	$ 11,462,510
	Total Electric Utilities	$11,462,510
	Electrical Equipment — 1.6%
79,780	Eaton Corp. PLC	$ 12,639,545
	Total Electrical Equipment	$12,639,545
	Electronic Equipment, Instruments & Components — 2.9%
50,029	CDW Corp.	$ 9,457,983
39,350(a)	Keysight Technologies, Inc.	6,643,067
168,264	National Instruments Corp.	6,935,842
	Total Electronic Equipment, Instruments & Components	$23,036,892
	Energy Equipment & Services — 2.7%
544,631	Schlumberger NV	$ 21,278,733
	Total Energy Equipment & Services	$21,278,733
	Equity Real Estate Investment Trusts (REITs) — 10.1%
27,546	Alexandria Real Estate Equities, Inc.	$ 5,367,063
22,849	AvalonBay Communities, Inc.	5,580,411
30,887	Camden Property Trust	4,944,700
41,200	Extra Space Storage, Inc.	8,165,428
197,832	First Industrial Realty Trust, Inc.	12,024,229
70,484	Gaming and Leisure Properties, Inc.	3,184,467
166,484	Healthcare Trust of America, Inc., Class A	5,419,054
372,760	Kimco Realty Corp.	9,043,157
328,961	Medical Properties Trust, Inc.	7,487,152
45,535	Sun Communities, Inc.	8,604,294
110,833	Welltower, Inc.	9,601,463
	Total Equity Real Estate Investment Trusts (REITs)	$79,421,418
	Food Products — 1.1%
408,886(a)	Hostess Brands, Inc.	$ 8,390,341
	Total Food Products	$8,390,341
	Health Care Equipment & Supplies — 1.0%
35,912	STERIS PLC	$ 8,058,653
	Total Health Care Equipment & Supplies	$8,058,653
	Health Care Providers & Services — 2.9%
87,611	McKesson Corp.	$ 22,491,496
	Total Health Care Providers & Services	$22,491,496
	Hotels, Restaurants & Leisure — 4.9%
70,890	Darden Restaurants, Inc.	$ 9,915,384
Pioneer Mid Cap Value Fund |  | 1/31/222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Shares		Value
	Hotels, Restaurants & Leisure — (continued)
80,172(a)	Expedia Group, Inc.	$ 14,694,726
97,459(a)	Hilton Worldwide Holdings, Inc.	14,142,276
	Total Hotels, Restaurants & Leisure	$38,752,386
	Household Durables — 1.3%
107,349	Lennar Corp., Class A	$ 10,317,312
	Total Household Durables	$10,317,312
	Insurance — 6.8%
202,446	Aflac, Inc.	$ 12,717,658
31,417	Assurant, Inc.	4,791,407
241,480	Hartford Financial Services Group, Inc.	17,355,167
97,098	Lincoln National Corp.	6,794,918
464,709	Old Republic International Corp.	11,910,492
	Total Insurance	$53,569,642
	Life Sciences Tools & Services — 1.5%
133,911(a)	Syneos Health, Inc.	$ 12,126,980
	Total Life Sciences Tools & Services	$12,126,980
	Machinery — 6.5%
92,722	AGCO Corp.	$ 10,867,018
104,236	Donaldson Co., Inc.	5,801,776
285,732	Ingersoll Rand, Inc.	16,060,996
121,822	PACCAR, Inc.	11,328,228
41,002	Stanley Black & Decker, Inc.	7,160,999
	Total Machinery	$51,219,017
	Media — 1.3%
210,110(a)	Liberty Media Corp.-Liberty SiriusXM	$ 9,776,418
	Total Media	$9,776,418
	Metals & Mining — 3.0%
136,263	Alcoa Corp.	$ 7,727,475
100,397	Freeport-McMoRan, Inc.	3,736,776
77,919	Reliance Steel & Aluminum Co.	11,912,257
	Total Metals & Mining	$23,376,508
	Multi-Utilities — 4.4%
606,645	CenterPoint Energy, Inc.	$ 17,204,452
262,829	Public Service Enterprise Group, Inc.	17,486,014
	Total Multi-Utilities	$34,690,466
	Oil, Gas & Consumable Fuels — 6.4%
67,506	Cheniere Energy, Inc.	$ 7,553,921
275,917	Marathon Petroleum Corp.	19,797,045
3Pioneer Mid Cap Value Fund |  | 1/31/22

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
47,787	Oasis Petroleum, Inc.	$ 6,471,793
73,669	Pioneer Natural Resources Co.	16,125,408
	Total Oil, Gas & Consumable Fuels	$49,948,167
	Personal Products — 0.4%
368,890(a)	Coty, Inc., Class A	$ 3,128,187
	Total Personal Products	$3,128,187
	Pharmaceuticals — 0.8%
200,873	Organon & Co.	$ 6,409,857
	Total Pharmaceuticals	$6,409,857
	Professional Services — 0.9%
64,633	ManpowerGroup, Inc.	$ 6,778,063
	Total Professional Services	$6,778,063
	Real Estate Management & Development — 1.1%
87,346(a)	CBRE Group, Inc., Class A	$ 8,851,644
	Total Real Estate Management & Development	$8,851,644
	Road & Rail — 1.5%
58,920	JB Hunt Transport Services, Inc.	$ 11,344,457
	Total Road & Rail	$11,344,457
	Semiconductors & Semiconductor Equipment — 1.2%
62,015	MKS Instruments, Inc.	$ 9,632,790
	Total Semiconductors & Semiconductor Equipment	$9,632,790
	Software — 0.9%
83,328	Dolby Laboratories, Inc., Class A	$ 7,320,365
	Total Software	$7,320,365
	Specialty Retail — 1.8%
21,784(a)	O'Reilly Automotive, Inc.	$ 14,197,722
	Total Specialty Retail	$14,197,722
	Technology Hardware, Storage & Peripherals — 0.8%
387,573	Hewlett Packard Enterprise Co.	$ 6,329,067
	Total Technology Hardware, Storage & Peripherals	$6,329,067
	Total Common Stocks (Cost $561,585,623)	$750,352,872

Pioneer Mid Cap Value Fund |  | 1/31/224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 4.1% of Net Assets
	Open-End Fund — 4.1%
32,206,213(b)	Dreyfus Government Cash Management, Institutional Shares, 0.03%	$ 32,206,213
		$32,206,213
	TOTAL SHORT TERM INVESTMENTS (Cost $32,206,213)	$32,206,213
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $593,791,836)	$782,559,085
	OTHER ASSETS AND LIABILITIES — 0.2%	$1,240,160
	net assets — 100.0%	$783,799,245
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2022.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$750,352,872	$—	$—	$750,352,872
Open-End Fund	32,206,213	—	—	32,206,213
Total Investments in Securities	$782,559,085	$—	$—	$782,559,085
During the period ended January 31, 2022, there were no transfers in or out of Level 3.
5Pioneer Mid Cap Value Fund |  | 1/31/22